COMPANY'S OPERATIONS - Acquisition of equity interest in a specialty fibers business (Details)	1 Months Ended
	Aug. 31, 2024 EUR (€)	Aug. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 04, 2024 BRL (R$) R$ / shares	Oct. 01, 2024 BRL (R$)	Oct. 01, 2024 $ / shares	Aug. 30, 2024 € / shares shares	Jul. 31, 2024 BRL (R$)
COMPANY'S OPERATIONS [Line Items]
Number Of Shares Acquired | shares							5,792,727
Purchase and acquisition of shares	€ 229,971	R$ 1,436,814
Par value per share | € / shares							€ 39.70
Fair value of consideration transferred in Asset Acquisition								R$ 2,143,821,000
Amount of cash payment for acquisition								R$ 19,113
Percentage Of Owner ship Interest Held Before Asset Acquisition			100.00%
Interest on own capital distributed				R$ 2,500,000
Interest on own capital
COMPANY'S OPERATIONS [Line Items]
Interest on own capital distributed				R$ 2,500,000,000
Amount to be distributed as interest on own capital per share | R$ / shares				R$ 2,017,362,506
Percentage of income tax on interest on own capital			15.00%
Amount of income tax withheld and paid			R$ 306,327,000
Timber XX SPE S.A.
COMPANY'S OPERATIONS [Line Items]
Percentage of shares purchase transaction			100.00%					100.00%
Timber VII SPE S.A.
COMPANY'S OPERATIONS [Line Items]
Percentage of shares purchase transaction			100.00%					100.00%
Suzano Packaging LLC
COMPANY'S OPERATIONS [Line Items]
Par value per share | $ / shares						$ 82.932
Fair value of consideration transferred in Asset Acquisition					R$ 452,153
AUSTRIA | Lenzing Aktiengesellschft
COMPANY'S OPERATIONS [Line Items]
Acquisition of minority shares							15.00%
Additional acquisition through a public offering procedure							15.00%